Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 1,717	€ 1,693	€ 1,748
Capitalized interest	51	26	17
Biopharma (operating segment)
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,554	1,592	1,678
Biopharma (operating segment) | Manufacturing & Supply
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	1,114	1,188	1,129
Opella Business
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions		163	101	€ 70
Opella Business | Manufacturing & Supply
Disclosure of acquisitions of property plant and equipment by operating segments [line items]
Acquisitions	€ 135	€ 90	€ 63